Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions, $ in Millions	Feb. 13, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 5,590	$ 5,165
ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 400
Amount outstanding		200
UNS Energy | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		225
Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		40
FortisBC Electric | Demand overdraft
Line of Credit Facility [Line Items]
Maximum borrowing capacity			10
Other Electric | Unsecured demand overdraft facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			20
Other Electric | Unsecured demand facility and emergency standby loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity		60
Fortis Inc. | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			31
Regulated Utilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity			4,209
Regulated Utilities | ITC | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		900
Regulated Utilities | UNS Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		500
Regulated Utilities | Central Hudson | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250
Regulated Utilities | Central Hudson | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		50
Regulated Utilities | Central Hudson | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity		200
Regulated Utilities | FortisBC Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			700
Regulated Utilities | FortisAlberta | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			250
Regulated Utilities | FortisBC Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			150
Regulated Utilities | Other Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 50	190
Regulated Utilities | Other Electric | Revolving credit facility | Subsequent event
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 70
Regulated Utilities | Other Electric | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			50
Regulated Utilities | Other Electric | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			40
Regulated Utilities | Other Electric | Revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			100
Corporate and Other
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,381
Corporate and Other | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,350
Option to increase the facility			500
Corporate and Other | Revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,300
Corporate and Other | Revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 50